Improvements to concession assets - net	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about service concession arrangements [abstract]
Improvements to Concession Assets - Net
8.
Improvements to concession assets - net

As of December 31, 2022, 2023 and 2024, the improvements to concession assets are comprised as follows:

	Balance as of January 1, 2022		Additions		Divestitures		Transfers		Currency translation effect		Balance as of December 31, 2022
Investment:
Improvements to concession assets	Ps.	19,032,526	Ps.	346,931	Ps.	(29,567)	Ps.	2,997,862	Ps.	(241,843)	Ps.	22,105,909
Construction in-progress		5,352,578		4,233,640		—		(2,997,862)		(20,144)		6,568,212
Total investment		24,385,104		4,580,571		(29,567)		—		(261,987)		28,674,121
Accumulated amortization		(7,527,252)		(995,671)		14,068		—		95,227		(8,413,628)
Net amounts	Ps.	16,857,852	Ps.	3,584,900	Ps.	(15,499)	Ps.	—	Ps.	(166,760)	Ps.	20,260,493

	Balance as of January 1, 2023		Additions		Divestitures		Transfers		Currency translation effect		Balance as of December 31, 2023
Investment:
Improvements to concession assets	Ps.	22,105,909	Ps.	3,466,108	Ps.	(45,609)	Ps.	1,474,633	Ps.	(497,455)	Ps.	26,503,586
Construction in-progress		6,568,212		7,311,966		—		(1,474,633)		(35,647)		12,369,898
Total investment		28,674,121		10,778,074		(45,609)		—		(533,102)		38,873,484
Accumulated amortization		(8,413,628)		(1,578,061)		10,496		—		104,953		(9,876,240)
Net amounts	Ps.	20,260,493	Ps.	9,200,013	Ps.	(35,113)	Ps.	—	Ps.	(428,149)	Ps.	28,997,244

	Balance as of January 1, 2024		Additions		Divestitures		Transfers		Currency translation effect		Balance as of December 31, 2024
Investment:
Improvements to concession assets	Ps.	26,503,586	Ps.	1,662,838	Ps.	(45,073)	Ps.	7,522,852	Ps.	803,410	Ps.	36,447,613
Construction in-progress		12,369,898		6,917,645		—		(7,522,852)		128,671		11,893,362
Total investment		38,873,484		8,580,483		(45,073)		-		932,081		48,340,975
Accumulated amortization		(9,876,240)		(1,533,638)		35,443		—		(354,224)		(11,728,659)
Net amounts	Ps.	28,997,244	Ps.	7,046,845	Ps.	(9,630)	Ps.	-	Ps.	577,857	Ps.	36,612,316

As of December 31, 2022, 2023 and 2024, the net amounts of improvements to concession assets are:

	Total balance as of
	December 31, 2022		December 31, 2023		December 31, 2024
Net amounts:
Improvements to concession assets	Ps.	13,692,281	Ps.	16,627,346	Ps.	24,718,954
Construction in-progress		6,568,212		12,369,898		11,893,362
Total amounts	Ps.	20,260,493	Ps.	28,997,244	Ps.	36,612,316

Improvements to concession assets are comprised by intangible assets from additions and improvements to such assets in accordance with IFRIC 12, as well as other investments that have been carried out to the infrastructure of the airports qualifying as intangible assets, even though they are not in committed investments in the MDP.

As of December 31, 2022, 2023 and 2024, the balance of machinery, equipment, improvements on leased assets and improvements to concession assets includes investments pending to be paid in Mexican airports of Ps.853,467, Ps.901,486 and Ps.1,193,561, respectively. Construction in-progress relates mainly the building of a taxing runway, new parking building and roads at the Guadalajara airport, rehabilitation of taxiway in Puerto Vallarta airport, the rehabilitation of the runway and SSEI building at the Bajío Airport, the expansion of the New Transit Processing Building at the Tijuana Airport and the, expansion of the taxing runway of the Kingston Airports as well as the expansion of the terminal at the Montego Bay airport.